Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,890,000
Previously Paid Amount	0.00
Total Fee Amount	813.41
Total Offset Amount	0.00
Net Fee	813.41
Narrative - Max Aggregate Offering Price	$ 5,890,000
Final Prospectus	true